                                VALUE LINE, INC.
                              220 East 42nd Street
                         New York, New YOrk 10017-5891
                     Phone: (212) 907-1500 / Fax: (212) 818-9747

                                                               September 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Value Line Convertible Fund, Inc.
               File #2-96484 and 811-4258
               Rule 497 (j)
               ------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and
Exchange Commission.

                                       Very truly yours,

                                       /s/ Peter D. Lowenstein

                                       Peter D. Lowenstein
                                       Legal Counsel

PDL: psp

497 (j).cnv